Supplement dated December 15, 2025

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus,

each dated April 28, 2025, as supplemented, for:

Apex VUL®

Issued by C.M. Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective December 15, 2025, this Supplement amends certain information in the above-referenced Prospectuses:

1.	The Annual Fee table in the Ongoing Fees and Expenses row of the Important Information You Should Consider About the Policy section of the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus is deleted and replaced with the following:

Annual Fee	Minimum	Maximum
Fund options (Fund fees and expenses)	0.12%(1)	1.18%(1)

(1) As a percentage of Fund assets.

2.	The Annual Fund Operating Expenses table in the Fee Tables section of the Prospectus and the Additional Information About Fees section of the Initial Summary Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.12%(1)	1.18%(1)

(1) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

3.	The Defined Outcome Funds Risk sub-section of the Principal Risks section of the Prospectus is deleted.

4.	The information pertaining to the Vest U.S. Large Cap 10% Buffer Strategies VI Fund (Class Y) in the Funds Available Under the Policy table of Appendix A of the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus is deleted.

If you have questions about this Supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.